CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 57,882	$ 59,601
Restricted cash - Current	21,910	25,579
Restricted cash - Long-Term	13	117
Cash, cash equivalents and restricted cash at the end of the period	$ 79,805	$ 85,297